STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

12. STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, at no par value per share. At June 30, 2021, the Company has 14,898,594 shares of common stock issued and outstanding.

Each share of common stock has one vote per share for all purposes. Common stock does not provide any preemptive, subscription or conversion rights and there are no redemption or sinking fund provisions or rights. Common stockholders are not entitled to cumulative voting for purposes of electing members to the Board of Directors.

Preferred Stock

At June 30, 2021, the Company is authorized to issue 10,000,000 shares of preferred stock, at no par value per share. As of June 30, 2021, the Company has 1,260,555 shares of Series A Cumulative Convertible Preferred Stock (“Series A Preferred Shares”) issued and outstanding. The holders of the Series A Preferred Shares are entitled to receive dividends at a rate of 8% per annum payable monthly in arrears starting June 30, 2021 and are entitled to a liquidation preference equal to $25.00 per share plus all accrued and unpaid dividends. Beginning on June 9, 2024, the Company may, at its option, redeem the Series A Preferred Shares, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to but not including the date of redemption. To the extent declared by the board of Directors, dividends will be payable not later than 20 days after the end of each calendar month. Dividends on the Series A Preferred Shares will accumulate whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, and whether or not such dividends are declared by the Board of Directors.

Conversion at Option of Holder. Each Series A Preferred Share, together with accrued but unpaid dividends, is convertible into common stock at a conversion Price of $4.50 per share of common stock, which initially equals 5.556 shares of common stock at any time at the option of the holder.

Dividends

Preferred Stock. The holders of the Series A Preferred Shares are entitled to receive dividends at a rate of 8% per annum payable monthly in arrears. The Company has accrued dividends of $140,100 for the month of June which will be paid to the shareholders along with the July dividends on August 20, 2021.

Common Stock. The declaration of any future cash dividends is at the discretion of the board of directors and depends upon the Company’s earnings, if any, capital requirements and financial position, general economic conditions, and other pertinent conditions. It is the Company’s present intention not to pay any cash dividends on the Company’s common stock in the foreseeable future, but rather to reinvest earnings, if any, in business operations.

Public Offering and Conversion of Debt

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) became effective on August 28, 2020. On September 1, 2020, the Company closed on the Initial Public Offering of 2,031,705 shares of its common stock at the public offering price of $6.00 per share, which included 265,005 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $12,190,200. The net proceeds from the Initial Public Offering after deducting the underwriting discount and the underwriters’ fees and expenses were $10,789,000.

In addition, upon closing of the Initial Public Offering the Company issued, to the underwriters, warrants to purchase an aggregate of 88,335 shares of common stock exercisable at a per share price of $7.50 for a term of four years beginning on August 28, 2021. The fair value of these warrants is $167,400.

Also, upon closing of the Initial Public Offering, the Company issued to Olympic Views, LLC (“Olympic”), 82,826 shares of its common stock as a result of the conversion of debt owed to Olympic in the amount of $442,000 and accrued interest of $55,000 and into shares of the Company’s common stock at the public offering price per share of $6.00.

2021 Common Stock Offering

On January 15 and 20, 2021, the Company closed on an offering (the “Follow-On Offering”) of 9,200,000 shares of common stock at the public offering price of $3.00 per share, which includes 1,200,000 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $27,600,000. The net proceeds after deducting stock issuance costs were $25,101,000.

In addition, upon closing of the Follow-On Offering the Company issued to the underwriters, warrants to purchase an aggregate of 400,000 shares of common stock exercisable at a per share price of $3.75 for a term of five years beginning on January 12, 2021 which vest on July 12, 2021. The fair value of these warrants is $453,800.

Preferred Stock Offering

On June 11, 2021, the Company closed an offering (the “Preferred Stock Offering”) for 1,200,000 Series A Preferred Shares and warrants to purchase 4,140,000 shares of common stock at an exercise price of $5.00 per share, which included 540,000 warrants pursuant to the underwriter’s partial exercise of their over-allotment option, for gross proceeds of $30,005,400. On June 30, 2021, the underwriters made another partial exercise of their over-allotment option and purchased an additional 60,555 Series A Preferred Shares for additional gross proceeds of $1,406,200. The net proceeds from the Preferred Stock Offering after deducting stock issuance costs was $28,661,000.

In addition, upon closing of the Preferred Stock Offering, the Company issued to the underwriters two warrants, including (i) warrants to purchase 12,000 Series A Preferred Shares; and (ii) warrants to purchase 36,000 shares of common stock at an exercise price of $5.00.

The warrants issued to investors in this offering have an exercise price of $5.00 with a life of five years, from the date of issue. The fair value of the warrants was $3,701,600, which was valued using the Black Scholes Model.

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31
Granted	25,000	$3.39
Exercised	(45,046)	$0.40
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	422,126	$2.80
Exercisable – June 30, 2021	306,117	$2.54

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $6.50	422,126	6.07	$2.80	306,117	$2.54

During the six months ended June 30, 2021, the Company issued 25,000 options to employees. The options have an exercise price between $3.36 and 3.41 per share, a term of 10 years, and vest over two years. The options have an aggregated fair value of approximately $29,600 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

During the six months ended June 30, 2021, the Company had 45,046 options exercised by a former employee. These shares were exercised at $0.40 per share for a total of $18,000 which has been included in additional paid in capital.

The Company recognized share-based compensation net of forfeitures related to options of $77,300 and $1,100 for the three months ended June 30, 2021 and 2020, respectively.

The Company recognized share-based compensation net of forfeitures related to options of $153,900 and $1,100 for the six months ended June 30, 2021 and 2020, respectively.

As of June 30, 2021, unrecognized share-based compensation was $138,400.

The intrinsic value for outstanding and exercisable options as of June 30, 2021 was $552,200 and $460,600.

(B) Warrants

The following is a summary of the Company’s Common Stock Warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40
Granted	4,757,665	$4.89
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	4,868,524	$4.92
Exercisable – June 30, 2021	3,804,189	$4.97

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	4,868,524	4.92	$4.92	3,804,189	$4.97

The intrinsic value for outstanding and exercisable warrants as of June 30, 2021 was $64,000 and $64,000, respectively.

The following is a summary of the Company’s Preferred Stock Warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	-	$-
Exercisable – December 31, 2020	-	$-
Granted	12,000	$24.97
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	12,000	$24.97
Exercisable – June 30, 2021	-	$-

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$24.97	12,000	4.95	$24.97	12,000	$24.97

The intrinsic value for outstanding and exercisable warrants as of June 30, 2021 was $0 and $0, respectively.

(C) Restricted Stock Unit (“RSU”) Plan

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 20201	34,000	$4.53
Exercisable – June 30, 2021	25,500	$4.53

The Company periodically grants restricted stock awards to the board of directors and certain employees pursuant to the 2020 RSU plan. These typically are awarded by the board of directors at one time and from time to time, to vest in four equal installments on the last day of a fiscal quarter. The Company recognized $38,500 and $0 of share-based compensation expense during the three months ended June 30, 2021 and 2020, respectively. The Company recognized $77,000 and $0 of share-based compensation during the six months ended June 30, 2021 and 2020, respectively. On June 30, 2021, there was $38,500 of unrecognized compensation related to non-vested restricted stock.

14. STOCKHOLDERS’ EQUITY (DEFICIT)

Public Offering and Conversion of Debt

The registration statement for the Company’s initial public offering became effective on August 28, 2020. On September 1, 2020, the Company closed on the initial public offering of 2,031,705 shares of common stock at the public offering price of $6.00 per share, which includes 265,005 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $12,190,200. The net proceeds from the initial public offering after deducting the underwriting discount and the underwriters’ fees and expenses were $10,789,000.

In addition, upon closing of the initial public offering, the Company issued to the underwriters warrants to purchase an aggregate of 88,335 shares of common stock exercisable at a per share price of $7.50 for a term of four years beginning on August 28, 2021. The fair value of these warrants is $167,400.

Also, upon closing of the initial public offering, the Company issued to Olympic Views, LLC (“Olympic”), 82,826 shares of common stock as a result of the conversion of debt owed to Olympic in the amount of $442,000 and accrued interest of $55,000 and into shares of the Company’s common stock at the public offering price per share of $6.00.

Common Stock

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.41
Exercisable – December 31, 2019	117,218	$0.42
Granted	213,784	$4.79
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	442,172	6.00	$2.53	219,085	$1.31

During the year ended December 31, 2019, the Company issued 106,762 options to a member of the board of directors and employees. The options have an exercise price of $0.40 per share, a term of 10 years, and 3 year vesting. The options have an aggregated fair value of approximately $9,000 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation. For the year ended December 31, 2019 the Company recognized share-based compensation related to options of an aggregate of 5,500.

During the year ended December 31, 2020, the Company issued 213,784 options to a member of the board of directors and employees. The options have an exercise price between $2.22 and $6.50 per share, a term of 5 to 10 years, and 1 to 2 year vesting. The options have an aggregated fair value of approximately $343,700 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation. For the year ended December 31, 2020 the Company recognized share-based compensation related to options of an aggregate of $71,900. On December 31, 2020, unrecognized share-based compensation was $264,600.

The intrinsic value for outstanding and exercisable options as of December 31, 2020 was $973,800 and $706,200, respectively, and as of December 31, 2019 was $0 and $0, respectively.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	$7.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $7.50	110,859	5.51	$6.06	22,524	$0.40

On December 31, 2019, the total intrinsic value of warrants outstanding and exercisable was $0. During the year ended December 31, 2019, the Company issued 22,524 warrants to consultants. The warrants have an exercise price of $0.40 share, a term of 10 years, and immediate vesting. The warrants have an aggregated fair value of approximately $1,600 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

During the year ended December 31, 2020, the Company issued 88,335 warrants in connection with its initial public offering. The warrants have an exercise price of $7.50 share, a term of 5 years, and a 1-year vesting. The fair value of these warrants is $167,400 as of December 31, 2020 and is netted against proceeds. The value was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

The intrinsic value for outstanding and exercisable warrants as of December 31, 2020 was $89,200 and $89,200, respectively.

(C) Restricted Stock Unit (“RSU”) Plan

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2019	-	$-
Exercisable – December 31, 2019	-	$-
Granted	34,000	$4.53
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53

The Company periodically grants restricted stock awards to the board of directors and certain employees pursuant to the 2020 RSU plan. These typically are awarded on the first day of a fiscal quarter and fully vest on the last day of the quarter. The Company recognized $43,800 during the year ended December 31, 2020. On December 31, 2020 there was $115,500 unrecognized compensation related to non-vested restricted stock.